Schedules of Investments
Pax MSCI EAFE ESG Leaders Index Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.1%
AUSTRALIA: 6.5%
APA Group	91,456	$679,855
ASX, Ltd.	10,003	584,832
Aurizon Holdings, Ltd.	211,925	651,959
AusNet Services	800,210	1,080,230
Australia & New Zealand Banking Group, Ltd	217,232	2,710,185
Brambles, Ltd.	171,445	1,301,788
Coca-Cola Amatil, Ltd.	97,127	664,824
Cochlear, Ltd.	6,454	922,073
Coles Group, Ltd.	94,287	1,148,676
Commonwealth Bank of Australia	163,466	7,522,092
Dexus, REIT	124,366	796,553
Evolution Mining, Ltd.	161,800	675,909
Fortescue Metals Group, Ltd.	210,084	2,468,072
Goodman Group, REIT	146,512	1,896,953
GPT Group, The, REIT	360,787	1,014,964
LendLease Group	62,129	496,315
Macquarie Group, Ltd.	31,694	2,747,371
National Australia Bank, Ltd.	303,611	3,900,471
Newcrest Mining, Ltd.	107,182	2,430,448
Stockland, REIT	339,101	926,364
Sydney Airport	205,399	872,221
Telstra Corp., Ltd.	393,844	788,574
Transurban Group	239,300	2,443,467
Vicinity Centres, REIT	418,262	417,678
		39,141,874

AUSTRIA: 0.4%
Andritz AG	22,638	698,738
Erste Group Bank AG (a)	35,902	751,802
Voestalpine AG	44,453	1,171,596
		2,622,136

BELGIUM: 0.7%
KBC Group NV	14,792	741,760
Solvay SA	7,533	648,083
UCB SA	16,706	1,897,361
Umicore SA	15,056	626,247
		3,913,451

DENMARK: 3.8%
Chr. Hansen Holding A/S	10,830	1,202,195
Coloplast A/S, Class B	9,867	1,563,811
Genmab A/S (a)	5,564	2,019,206
H Lundbeck A/S	26,352	867,936
Novo Nordisk A/S, Class B	141,421	9,798,295
Novozymes A/S, Class B	18,869	1,185,961
Orsted A/S	17,681	2,437,510
Vestas Wind Systems A/S	22,127	3,575,866
		22,650,780

FINLAND: 0.9%
Elisa OYJ	26,593	1,563,433
Orion OYJ, Class B	27,997	1,268,450
UPM-Kymmene OYJ	73,303	2,231,115
Wartsila OYJ Abp	44,909	352,676
		5,415,674

FRANCE: 9.7%
Accor SA (a)	28,593	800,319
Air Liquide SA	42,943	6,806,880
Atos SE (a)	8,301	667,036
AXA SA	174,312	3,226,160
Bouygues SA	44,119	1,524,591
Carrefour SA	92,398	1,476,435
Cie de Saint-Gobain	51,225	2,145,669
Covivio, REIT	9,455	663,919
Credit Agricole SA (a)	150,639	1,314,308
Danone SA	43,289	2,804,044
Dassault Systemes SA	13,155	2,454,487
EssilorLuxottica SA	26,698	3,634,568
Gecina SA, REIT	8,180	1,078,334

Getlink SE (a)	55,311	749,259
Kering SA	7,369	4,888,169
Klepierre SA, REIT (b)	45,935	642,997
L'Oreal SA	22,774	7,411,315
Michelin	20,945	2,248,393
Natixis SA (a)	179,045	402,366
Orange SA	213,989	2,228,814
Publicis Groupe SA	14,356	462,693
Schneider Electric SE	55,273	6,870,372
Teleperformance	1,929	594,714
Ubisoft Entertainment SA (a)	9,994	900,739
Unibail-Rodamco-Westfield, REIT (b)	14,324	528,266
Valeo SA	22,741	698,335
Wendel SA	9,722	881,897
		58,105,079

GERMANY: 9.5%
adidas AG	16,069	5,189,355
Allianz SE	31,342	6,015,460
BASF SE	79,130	4,818,703
Bayerische Motoren Werke AG	27,584	2,001,967
Beiersdorf AG	4,809	546,001
Delivery Hero SE (a)	16,494	1,892,509
Deutsche Boerse AG	13,902	2,437,301
Henkel AG & Co. KGaA	7,911	739,901
Muenchener Rueckversicherungs AG	13,050	3,317,535
SAP SE	104,761	16,313,184
Siemens AG	76,518	9,663,379
Siemens Energy AG (a)	38,259	1,031,705
Symrise AG	16,015	2,212,031
Telefonica Deutschland Holding AG	252,215	644,597
		56,823,628

HONG KONG: 1.9%
BOC Hong Kong Holdings, Ltd.	524,057	1,389,267
Hang Seng Bank, Ltd.	99,900	1,479,997
HKT Trust & HKT, Ltd.	915,000	1,214,486
Hong Kong & China Gas Co., Ltd.	677,430	983,654
Hong Kong Exchanges and Clearing, Ltd.	83,699	3,940,002
MTR Corp., Ltd.	214,837	1,066,216
Swire Pacific, Ltd., Class A	117,500	568,874
Swire Properties, Ltd.	161,200	427,113
		11,069,609

IRELAND: 0.9%
CRH PLC	74,586	2,704,587
Kerry Group PLC, Class A	19,131	2,450,404
		5,154,991

ISRAEL: 0.2%
Bank Hapoalim BM	117,543	628,027
Bank Leumi Le-Israel BM	140,694	619,386
		1,247,413

ITALY: 1.8%
Assicurazioni Generali SpA	151,230	2,131,497
CNH Industrial NV	85,902	664,396
Enel SpA	619,206	5,372,173
Intesa Sanpaolo SpA	1,396,596	2,627,580
		10,795,646

JAPAN: 26.7%
Aeon Co., Ltd.	65,500	1,762,005
Ajinomoto Co., Inc.	43,600	893,583
ANA Holdings, Inc. (a)	42,600	985,361
Asahi Kasei Corp.	123,300	1,075,623
Astellas Pharma, Inc.	178,300	2,657,846
Bridgestone Corp.	55,900	1,766,951
Central Japan Railway Co.	3,400	487,355
Chugai Pharmaceutical Co., Ltd.	66,300	2,975,243
Dai Nippon Printing Co., Ltd. (b)	50,700	1,027,674
Daifuku Co, Ltd.	9,900	999,280
Daiichi Sankyo Co., Ltd.	146,100	4,484,940
Daiwa House Industry Co., Ltd.	48,500	1,243,895
Denso Corp.	42,700	1,871,614
East Japan Railway Co.	32,500	1,998,708
Eisai Co., Ltd.	25,200	2,301,574
Fast Retailing Co., Ltd.	6,000	3,770,527
Fujitsu, Ltd.	18,300	2,500,102
Hitachi Construction Machinery Co., Ltd.	16,400	594,298
Honda Motor Co., Ltd.	121,200	2,878,169

Japan Retail Fund Investment Corp., REIT	807	1,248,445
JFE Holdings, Inc.	133,700	936,137
Kajima Corp.	102,900	1,239,761
Kao Corp.	45,500	3,415,718
KDDI Corp.	144,300	3,629,369
Keio Corp.	9,800	606,677
Keyence Corp.	17,900	8,367,875
Kikkoman Corp.	20,200	1,120,571
Kobe Bussan Co., Ltd.	16,000	881,138
Komatsu, Ltd.	111,200	2,442,290
Kubota Corp.	135,900	2,434,951
Kuraray Co., Ltd.	98,300	953,761
Kurita Water Industries, Ltd.	26,400	873,014
Kyushu Railway Co.	52,700	1,126,751
Mazda Motor Corp.	99,900	585,987
Mercari, Inc. (a)	15,000	693,201
Mitsubishi Chemical Holdings Corp.	156,200	901,646
Mitsubishi Estate Co., Ltd.	129,000	1,954,041
Mitsubishi UFJ Lease & Finance Co., Ltd.	119,200	553,846
Mitsui Fudosan Co., Ltd.	81,900	1,425,197
Miura Co., Ltd.	8,600	421,821
Mizuho Financial Group, Inc.	146,050	1,822,947
MS&AD Insurance Group Holdings, Inc.	38,200	1,029,230
Murata Manufacturing Co., Ltd.	56,200	3,654,526
NEC Corp.	36,200	2,117,473
NGK Insulators, Ltd.	75,800	1,082,306
NGK Spark Plug Co., Ltd.	15,100	263,650
Nikon Corp. (b)	60,000	404,860
Nintendo Co., Ltd.	7,100	4,023,507
Nippon Paint Holdings Co., Ltd.	14,200	1,461,837
Nitto Denko Corp.	12,400	807,844
Nomura Research Institute, Ltd.	27,900	821,501
NSK, Ltd.	35,200	269,433
NTT DOCOMO, Inc.	101,700	3,737,078
Obayashi Corp.	91,500	835,330
Odakyu Electric Railway Co., Ltd.	20,500	515,326
Omron Corp.	18,200	1,422,987
Ono Pharmaceutical Co., Ltd.	36,000	1,132,338
Oriental Land Co., Ltd. (b)	22,600	3,169,541
ORIX Corp.	137,800	1,721,158
Osaka Gas Co., Ltd.	36,400	708,675

Panasonic Corp.	231,700	1,973,639
Park24 Co., Ltd.	50,600	821,523
Rakuten, Inc.	84,600	912,239
Recruit Holdings Co, Ltd.	127,500	5,063,707
Resona Holdings, Inc.	206,600	703,851
Rohm Co., Ltd.	8,500	657,135
Santen Pharmaceutical Co., Ltd.	43,200	883,262
SCSK Corp.	14,000	783,286
Secom Co., Ltd.	26,200	2,397,705
Sekisui Chemical Co., Ltd.	35,300	564,633
Sekisui House, Ltd.	61,800	1,095,141
Seven & i Holdings Co., Ltd.	65,300	2,028,876
Shimadzu Corp.	28,900	879,610
Shimizu Corp.	59,400	447,172
Shin-Etsu Chemical Co., Ltd.	23,300	3,048,904
Shiseido Co., Ltd.	34,400	1,991,414
Sompo Holdings, Inc.	30,200	1,042,599
Sony Corp.	109,700	8,407,630
Stanley Electric Co., Ltd.	12,800	368,885
Sumitomo Metal Mining Co., Ltd.	29,900	927,327
Sumitomo Mitsui Trust Holdings Inc	27,900	742,245
Suntory Beverage & Food, Ltd.	16,800	630,897
Sysmex Corp.	14,500	1,387,388
T&D Holdings, Inc.	57,100	562,910
Taisei Corp.	21,600	731,097
Takeda Pharmaceutical Co., Ltd.	138,400	4,946,821
Tokyo Electron, Ltd.	10,500	2,743,172
Tokyo Gas Co., Ltd.	29,700	677,768
Tokyu Corp.	84,500	1,096,670
Toray Industries, Inc.	176,900	809,318
TOTO, Ltd.	20,600	949,233
Unicharm Corp.	39,100	1,748,680
West Japan Railway Co.	22,200	1,096,864
Yamada Denki Co., Ltd.	190,800	951,506
Yamaha Corp.	23,500	1,127,079
Yaskawa Electric Corp.	23,600	923,305
Yokogawa Electric Corp.	22,700	360,511
		159,572,494

NETHERLANDS: 7.0%
Aegon NV	443,694	1,148,417
Akzo Nobel NV	19,292	1,949,850
ASML Holding NV	42,588	15,730,852
ING Groep NV	304,242	2,171,334
Koninklijke Ahold Delhaize NV	116,263	3,436,491
Koninklijke Philips NV	91,652	4,327,726
NN Group NV	41,602	1,559,397
Prosus NV (a)	23,220	2,143,267
Unilever NV	123,001	7,469,522
Wolters Kluwer NV	23,424	1,998,124
		41,934,980

NEW ZEALAND: 0.4%
Auckland International Airport, Ltd.	116,064	563,362
Fisher & Paykel Healthcare Corp., Ltd.	48,472	1,069,802
Meridian Energy, Ltd.	137,382	451,832
Ryman Healthcare, Ltd.	43,647	410,060
		2,495,056

NORWAY: 0.7%
Mowi ASA (b)	86,628	1,541,276
Norsk Hydro ASA	430,487	1,188,241
Telenor ASA	87,437	1,467,959
		4,197,476

PORTUGAL: 0.4%
EDP - Energias de Portugal SA	357,813	1,759,342
Jeronimo Martins SGPS SA	37,025	595,375
		2,354,717

SINGAPORE: 1.3%
Ascendas Real Estate Investment Trust, REIT	175,600	420,199
CapitaLand Commercial Trust, REIT	533,800	647,257
CapitaLand Mall Trust, REIT	364,900	519,344
CapitaLand, Ltd. (b)	356,726	713,225
DBS Group Holdings, Ltd.	152,683	2,244,646
Jardine Cycle & Carriage, Ltd.	57,700	765,887
Keppel Corp., Ltd.	163,100	534,264
Singapore Airlines, Ltd.	389,200	995,992
Singapore Telecommunications, Ltd.	696,400	1,089,916
		7,930,730

SPAIN: 2.4%
Banco Bilbao Vizcaya Argentaria SA	441,415	1,225,340
CaixaBank SA	312,814	664,068
Iberdrola SA	519,933	6,399,638
Industria de Diseno Textil SA	99,001	2,738,802
Naturgy Energy Group SA	46,556	933,665
Red Electrica Corp. SA	34,092	639,407
Telefonica SA	552,801	1,893,657
		14,494,577

SWEDEN: 3.2%
Assa Abloy AB, Class B	80,772	1,888,459
Atlas Copco AB, Class A	66,645	3,177,550
Atlas Copco AB, Class B	32,289	1,347,546
Boliden AB	43,112	1,279,160
Essity AB, Class B (b)	42,436	1,432,692
Hennes & Mauritz AB, Class B	80,183	1,381,388
Investment AB Latour, Class B	14,660	344,420
Kinnevik AB, Class B (b)	34,185	1,387,513
Sandvik AB	124,757	2,439,664
Skandinaviska Enskilda Banken AB, Class A (a)	72,523	644,118
Skanska AB, Class B	33,724	712,204
SKF AB, Class B	37,739	778,577
Svenska Handelsbanken AB, Class A	103,180	863,283
Tele2 AB, Class B (b)	38,449	542,090
Telia Company AB (b)	288,455	1,180,108
		19,398,772

SWITZERLAND: 8.9%
ABB, Ltd.	183,480	4,664,767
Adecco Group AG	29,669	1,565,494
Alcon, Inc. (a)	45,153	2,559,980
Chocoladefabriken Lindt & Spruengli AG-Reg	16	1,425,558
Givaudan SA	762	3,290,169
Kuehne & Nagel International AG	9,040	1,755,327
Lonza Group AG	6,158	3,800,318
Roche Holding AG	58,177	19,927,981
SGS SA	617	1,653,460
Sika AG	14,114	3,465,716
Sonova Holding AG (a)	4,890	1,239,200
Swiss Re AG	32,729	2,427,801
Swisscom AG	2,008	1,063,754
Zurich Insurance Group AG	13,181	4,596,412
		53,435,937

UNITED KINGDOM: 10.8%
3i Group PLC	141,524	1,817,355
Associated British Foods PLC	38,625	929,914
Aviva PLC	443,936	1,642,444
Barratt Developments PLC	119,255	731,357
Berkeley Group Holdings PLC	12,172	663,529
British Land Co. PLC, The, REIT	198,118	863,676
BT Group PLC	490,539	621,327
Burberry Group PLC	47,855	959,215
Compass Group PLC	187,629	2,818,518
DCC PLC	10,059	778,694
Ferguson PLC	18,424	1,854,015
GlaxoSmithKline PLC	436,073	8,175,272
Informa PLC	119,603	579,676
InterContinental Hotels Group PLC	20,624	1,082,562
J Sainsbury PLC	419,501	1,032,866
JD Sports Fashion PLC	89,538	934,654
Legal & General Group PLC	747,546	1,823,610
London Stock Exchange Group PLC	26,884	3,084,047
Mondi PLC	37,295	788,588
National Grid PLC	282,842	3,248,763
Pearson PLC	85,695	607,887
Prudential PLC	210,714	3,023,390
Reckitt Benckiser Group PLC	62,124	6,057,415
RELX PLC	148,225	3,299,198
Rentokil Initial, PLC	115,302	796,950
RSA Insurance Group PLC	95,969	560,348
Smith & Nephew PLC	91,575	1,793,892
Spirax-Sarco Engineering, PLC	7,320	1,042,380
SSE PLC	76,957	1,197,771
Standard Chartered PLC	232,861	1,071,530
Standard Life Aberdeen PLC	250,185	728,588
Taylor Wimpey PLC	435,110	608,409
Tesco PLC	853,634	2,341,778
Unilever PLC	78,241	4,823,804
Whitbread PLC	16,184	442,190
Wm Morrison Supermarkets PLC	347,721	763,224
WPP PLC	103,087	809,640
		64,398,476

TOTAL COMMON STOCKS
(Cost $506,768,923)		587,153,496

PREFERRED STOCKS: 0.5%
GERMANY: 0.5%
Bayerische Motoren Werke AG	12,675	692,718
Henkel AG & Co. KGaA	6,400	669,353
Sartorius AG (a)	3,738	1,532,110
TOTAL PREFERRED STOCKS		2,894,181
(Cost $2,156,429)

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund, 0.030% (c)(d)	4,759,916	4,759,916
(Cost $4,759,916)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090% (c)(d)	3,978,257	3,978,257
(Cost $3,978,257)

TOTAL INVESTMENTS: 100.1%		598,785,850
(Cost $517,663,525)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.7%		(3,978,257)

Other assets and liabilities - (net): 0.6%		3,380,925

Net Assets: 100.0%		$598,188,518

(a)	Security or partial position of this security was on loan as of September 30, 2020. The total market value of securities on loan as of September 30, 2020 was $11,178,435.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2020
(d)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT OF
SECTOR	VALUE	NET ASSETS
Communication Services	$29,049,304	4.9%
Consumer Discretionary	68,121,360	11.4%
Consumer Staples	64,233,752	10.7%
Financials	90,231,723	15.1%
Health Care	83,942,885	14.1%
Industrials	97,865,072	16.3%
Information Technology	59,473,737	9.9%
Materials	52,065,949	8.7%
Real Estate	18,493,609	3.1%
Utilities	26,570,285	4.4%
Money Market	4,759,916	0.8%
Other assets and liabilities (net)	3,380,925	0.6%
Total	$598,188,518	100.0%

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.